--------------------------------------------------------------
COLONIAL MASSACHUSETTS TAX-EXEMPT FUND       SEMIANNUAL REPORT
--------------------------------------------------------------
July 31, 1999






                             [PICTURE OF BUILDING]

--------------------------------------------------------------------------------
                     COLONIAL MASSACHUSETTS TAX-EXEMPT FUND
--------------------------------------------------------------------------------

               President's Message
[PHOTO]
               Dear Shareholder:

During the six months ended July 31, 1999, the bond market experienced significant volatility. Over the period, the yield on 30-year Treasury bonds increased almost a full percentage point in response to investors' fears that strong economic growth in the U.S., in concert with stabilizing economies overseas, would result in higher inflation. Interest rates rose on all types of fixed-income investments, which resulted in falling bond prices. Fortunately, tax-exempt bonds lost less value than Treasurys as prices fell.

These challenging bond market conditions were reflected in the Fund's total return. However, while past performance cannot predict future results, it is important to maintain a long-term perspective and remember that the Fund has provided above-average returns for the one-, three-, five- and ten-year periods ended July 31, 1999, according to Lipper.(1)

The following report will provide you with more specific information about your Fund's performance and the strategies employed during the period. As always, we thank you for choosing Colonial Massachusetts Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.


Respectfully,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
September 14, 1999


(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Massachusetts Municipal Debt Funds category was negative 2.50% for the six months ended July 31, 1999. The Fund's Class A shares were ranked in the third quartile for the six-month period (43 out of 58), in the second quartile for the 1 year (26 out of 57), in the first quartile for the 3 years (13 out of 52), in the second quartile for the 5 years (12 out of 37) and in the first quartile for 10 years (3 out of 16). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.



TABLE OF CONTENTS

1   HIGHLIGHTS

2   PORTFOLIO MANAGER'S REPORT

4   PERFORMANCE

5   PORTFOLIO OF INVESTMENTS

9   FINANCIAL STATEMENTS

11  NOTES TO FINANCIAL STATEMENTS

14  FINANCIAL HIGHLIGHTS




-------------------------------
NOT FDIC | May Lose Value
INSURED  | --------------------
         | No Bank Guarantee
-------------------------------

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

*    INTEREST RATE VOLATILITY CHALLENGED BOND MARKET INVESTORS.

     Long-term interest rates rose more than three-quarters of a percentage point to 6.1% between February and the end of July in response to fears that strong economic growth in the U.S. along with signs of increased growth worldwide could cause higher inflation.

*    FEDERAL RESERVE BOARD PREEMPTIVELY RAISED SHORT-TERM RATES.

     Midway through the period, Federal Reserve Board policy makers switched from a neutral stance to one biased towards raising interest rates, causing bond prices to fall further. As expected, the Board acted in June, increasing short-term interest rates by one-quarter point in a preemptive strike against inflation.

*    TAX-EXEMPT BONDS OUTPERFORMED TREASURYS AS INTEREST RATES ROSE.

     Within the municipal bond market, prices fell in sympathy with the Treasury market during the period. However, higher yields generated increased demand for tax-exempt bonds. With supply low, municipal bonds outperformed Treasurys, losing less of their market value as interest rates rose.


                     TREASURY VS. MUNICIPAL BOND PERFORMANCE
                CHANGE IN VALUE OF $10,000 FROM 1/31/99 - 7/31/99

                                  [LINE CHART]

                    30-Year Treasury Bond           Municipal Bond
                    ---------------------           --------------
1/31/99                     10,000                     10,000
2/28/99                      9,290                      9,956
3/31/99                      9,250                      9,970
4/30/99                      9,217                      9,995
5/31/99                      9,075                      9,937
6/30/99                      8,899                      9,794
7/31/99                      8,805                      9,829

Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-Year on-the-run Treasury market. Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.



NET ASSET VALUE PER SHARE ON 7/31/99

Class A                 $7.61
--------------------------------------------------------------------------------
Class B                 $7.61
--------------------------------------------------------------------------------
Class C                 $7.61
--------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED PER SHARE FROM 2/1/99 TO 7/31/99

Class A                $0.225
-----------------------------------
Class B                $0.196
-----------------------------------
Class C                $0.208
-----------------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.


30-DAY SEC YIELDS ON 7/31/99

Class A                 4.05%
-----------------------------------
Class B                 3.49%
-----------------------------------
Class C                 3.79%
-----------------------------------

30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not borne certain expenses, the SEC yield would have been 4.04% for Class A shares, 3.48% for Class B shares and 3.50% for Class C shares.


TAXABLE-EQUIVALENT SEC YIELDS ON 7/31/99

Class A                 7.13%
------------------------------------
Class B                 6.14%
------------------------------------
Class C                 6.67%
------------------------------------


Taxable-equivalent SEC yields are based on the combined maximum effective 43.2% federal and Massachusetts state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

SEMIANNUAL REPORT: COLONIAL MASSACHUSETTS TAX-EXEMPT FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

MARKET VOLATILITY PROMPTED DEFENSIVE STRATEGIES

During the prior period, our long-term expectation of lower interest rates led us to increase the Fund's sensitivity to changes in interest rates. However, during the past six months, a series of government reports detailing the economy's strength caused investors to become increasingly nervous about inflation and potentially higher interest rates -- both negative conditions for bond prices. In an effort to offset rising interest rates, we took steps to cushion the Fund's share price. As the economy grew strongly throughout the first part of the period, we reduced the Fund's sensitivity to the negative impact of rising interest rates.

FUND'S STRUCTURE HURT TOTAL RETURN AS INTEREST RATES ROSE

During the six-month period, the Fund's Class A shares generated a total return of negative 2.81%, without a sales charge. This short-term performance echoed the difficult fixed-income conditions that prevailed throughout the period, which were magnified by the Fund's above-average sensitivity to changes in interest rates. Although we took defensive actions during the period, the portfolio's overall structure reflected our long-term investment outlook for modest economic growth, low inflation and declining interest rates.

MASSACHUSETTS ECONOMY A REGIONAL LEADER

The high-technology and mutual fund industries continued to take advantage of Massachusetts' highly-educated workforce to fuel brisk economic growth during the period. Unemployment rates hit ten-year lows, consumer confidence was at its highest level this decade and construction and housing were robust. The strong economy translated into solid gains for all categories of tax revenue receipts, further boosting the state's budget surplus. In response, we selectively purchased lower-quality, high-yield bonds of issuers with operations that are positioned to benefit from Massachusetts' booming economy. Bonds that met our rigorous investment criteria included well-managed facilities with strong cash flow generation, attractive markets and good long-term growth prospects, such as Massachusetts South Shore Hospital (0.88% of net assets).

QUALITY BREAKDOWN AS OF 7/31/99

AAA                                48.5%
------------------------------------------
AA                                 13.3%
------------------------------------------
A                                  17.1%
------------------------------------------
BBB                                 8.9%
------------------------------------------
BB                                  0.9%
------------------------------------------
Non-rated                          10.5%
------------------------------------------
Short-term obligations              0.8%
------------------------------------------


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown in the future.


BOUGHT
--------------------------------------------------------------------------------
MASSACHUSETTS SOUTH SHORE HOSPITAL

We added Massachusetts South Shore Hospital (0.88% of net assets), a well-managed facility that we expect to benefit from Massachusetts' strong economy, and to provide attractive levels of current income and long-term price appreciation potential.

FAVORABLE LONG-TERM MARKET OUTLOOK

We have a favorable long-term market outlook. Although we expect continued interest rate volatility and some increase in rates over the next few months, we believe that the Federal Reserve Board's proactive approach should have a positive long-term effect on the bond market by reducing economic growth to a sustainable level and keeping inflation in check. These conditions should create a more favorable long-term environment for fixed-income securities, including municipal bonds, and we expect to actively manage the portfolio's interest rate sensitivity as market conditions warrant. We believe the outlook for Massachusetts' economy remains favorable, as the state's financial services and technology sectors continue to grow.



/s/ Gary Swayze


GARY SWAYZE is portfolio manager of Colonial Massachusetts Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc. (CMA).



CHANGE IN TOP FIVE SECTOR BREAKDOWNS 7/31/99 VS. 1/31/99


                                   7/31/99         1/31/99
                                   -------         -------
Refunded/Escrowed                   17.2%           13.5%
State General Obligatons            15.4%           16.5%
Water & Sewer                       13.8%           13.9%
Hospitals                            9.6%            9.0%
Education                            7.6%            9.2%


Sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this breakdown in the future.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/99


Share Class                A                         B                         C

Inception               4/10/87                   6/8/92                    8/1/97
------------------------------------------------------------------------------------------
                   Without   With Sales    Without    With Sales     Without    With Sales
                Sales Charge   Charge   Sales Charge    Charge    Sales Charge    Charge
------------------------------------------------------------------------------------------
6 months
(cumulative return) (2.81)%    (7.43)%     (3.18)%      (7.90)%      (3.03)%      (3.98)%
------------------------------------------------------------------------------------------
1 year               1.48      (3.34)       0.72        (4.04)        1.03         0.08
------------------------------------------------------------------------------------------
5 years              5.96       4.93        5.17         4.84         5.77         5.77
------------------------------------------------------------------------------------------
10 years             6.98       6.46        6.41         6.41         6.88         6.88
------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99


Share Class              A                         B                         C
------------------------------------------------------------------------------------------
                Without    With Sales     Without    With Sales     Without    With Sales
             Sales Charge    Charge    Sales Charge    Charge    Sales Charge    Charge
------------------------------------------------------------------------------------------
1 year           1.28%       (3.53)%       0.50%       (4.25)%       0.81%       (0.14)%
------------------------------------------------------------------------------------------
5 years          6.28         5.25         5.48         5.16         6.09         6.09
------------------------------------------------------------------------------------------
10 years         7.02         6.50         6.46         6.46         6.93         6.93
------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum sales charge of 4.75% for Class A shares and the maximum applicable contingent deferred sales charge of 5% for both six months and one year, 2% for five years for Class B shares, and 1% for both six months and one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)
(In thousands)


MUNICIPAL BONDS - 98.7%                                      PAR           VALUE
--------------------------------------------------------------------------------
EDUCATION - 10.7%
EDUCATION - 7.5%
Health & Educational Facilities Authority
  Learning Center Deaf,
   6.100% 07/10/2019                                       $1,000        $   996
State College Building Authority,
  Southeastern University, Series 1995-A,
   5.750% 05/10/2016                                        1,250          1,287
State Development Finance Agency,
  Boston University, Series 1999-P,
   6.000% 05/15/2059                                        1,000          1,037
State Health & Educational Facilities Authority:
  Amerst College, Series E,
   6.800% 11/01/2021                                          500            538
  Brandeis University, Series 1998-I,
   4.750% 10/01/2018                                        2,000          1,810
  Community Colleges Program, Series A,
   6.600% 10/01/2022                                        1,250          1,363
  Harvard University, Series N,
   6.250% 04/01/2020                                        2,250          2,510
State Industrial Finance Agency:
  Babson College, Series 1992-A,
   6.375% 10/01/2009                                        1,000          1,083
  Cambridge Friends School,
  Series 1998,
   5.750% 09/01/2018                                        1,000            960
  Concord Academy, Series 1997,
   5.500% 09/01/2027                                        1,250          1,177
  St John's High School, Series 1998,
   5.700% 06/01/2018                                        1,000            980
  Tabor Academy, Series 1998,
   5.400% 12/01/2018                                        1,000            950
  Wentworth Institute of Technology,
  Series 1998,
   5.750% 10/01/2028                                        1,650          1,582
PR Commonwealth of Puerto Rico, Industrial Tourist,
  Educational, Medical & Environmental Facilities,
  Ana G Mendez University,
   5.375% 02/01/2019                                          500            484
                                                                          ------
                                                                          16,757
                                                                          ------

STUDENT LOAN - 3.2%
New England Educational Loan
  Marketing Corp., Student Loan, Series 1993-A,
   5.700% 07/01/2005                                        5,000          5,170
State Educational Financing Authority,
  Issue E,
   5.650% 07/01/2010                                        2,000          2,059
                                                                          ------
                                                                           7,229
                                                                          ------
--------------------------------------------------------------------------------
HEALTHCARE - 15.7%
LIFECARE - 1.4%
Boston Industrial Development Finance Authority,
  Springhouse, Inc., Series 1988,
   5.875% 07/01/2018                                        1,200          1,166
State Development Finance Agency,
  Series 1999-A,
   5.750% 07/01/2023                                        1,000            950
State Industrial Finance Agency,
  Reeds Landing Project,
   7.750% 10/01/2000                                        1,000          1,005
                                                                          ------
                                                                           3,121
                                                                          ------
HEALTH SERVICES - 0.7%
State Development Finance Agency,
  Boston Biomedical Research Institute, Series 1999,
   5.750% 02/01/2029                                       $1,750        $ 1,664
                                                                         -------
HOSPITALS - 9.5%
Health & Educational Facilities
  Authority South Shore Hospital:
   5.625% 07/01/2019                                        1,000            978
   5.750% 07/01/2029                                        1,000            982
State Health & Educational Facilities Authority:
  Berkshire Health System, Series C,
   6.000% 10/01/2020                                        1,000          1,012
  Cape Cod Health Care,
  Series 1998-B,
   5.450% 11/15/2023                                        1,000            944
  Central New England Health,
  Series 1998-B,
   5.500% 08/01/2014                                        1,255          1,267
  Children's Hospital,
  Series E,
   6.200% 10/01/2016                                        2,000          2,113
Dana-Farber Cancer Institute:
  Series 1995-G1,
   5.500% 12/01/2027                                        5,000          4,765
  Series C,
   6.650% 12/01/2015                                          250            264
Milford-Whitinsville Regional Hospital,
  Series C,
   5.375% 07/15/2028                                          500            455
Newton-Wellsley Hospital,
  Series 1997-G,
   6.000% 07/01/2012                                        1,000          1,061
University Hospital,
  Series C,
   7.250% 07/01/2019                                        1,000          1,053
Youville House Project,
   5.950% 02/15/2017                                          500            512
State Industrial Finance Agency,
Massachusetts Biomedical:
  Series A-2,
   (a) 08/01/2008                                           2,000          1,267
  Series 1989-A2,
   (a) 08/01/2010(b)                                        8,000          4,480
                                                                         -------
                                                                          21,153
                                                                         -------
INTERMEDIATE CARE FACILITIES - 0.4%
State Development Finance Agency,
  New England Center for Children, Series 1998,
   5.875% 11/01/2018                                        1,000            979
                                                                         -------

NURSING HOME - 3.7%
State Health & Educational Facilities Authority,
  Deutsches Altenheim, Inc., Series A,
   7.700% 11/01/2031                                          955          1,017
State Industrial Finance Agency:
  American Health Foundation, Inc., Series 1989,
   10.125% 03/01/2019(c)                                    1,695          1,271
  Belmont Home Care, Series 1995-A,
   9.270% 01/01/2025                                        2,000          2,273
  Chelsea Jewish Nursing Home, Series A,
   6.500% 08/01/2037                                        1,000          1,070
  GF/Massachusetts Inc., Series 1994,
   8.300% 07/01/2023                                        2,415          2,653
                                                                         -------
                                                                           8,284
                                                                         -------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO CONTINUED
--------------------------------------------------------------------------------
July 31, 1999(Unaudited)
(In thousands)


MUNICIPAL BONDS (CONTINUED)                                    PAR       VALUE
-------------------------------------------------------------------------------
HOUSING - 3.6%
MULTI-FAMILY - 2.3%
Boston-Mount Pleasant Development Corp.,
  Series A,
   6.750% 08/01/2023                                         $1,600     $ 1,685
State Housing Finance Agency:
  Series 1990-A,
   8.150% 02/01/2029                                            135         140
  Series 1992-C,
   6.875% 11/15/2011                                          3,000       3,215
                                                                        -------
                                                                          5,040

SINGLE-FAMILY - 1.3%
State Housing Finance Agency:
  Series 18,
   7.350% 12/01/2016                                            950         991
  Series 1997-57,
   5.600% 06/01/2030                                          1,870       1,859
                                                                        -------
                                                                          2,850
                                                                        -------
--------------------------------------------------------------------------------
OTHER - 18.1%
OTHER - 1.0%
Massachusetts Bay Transportation Authority
  Rail Connection:
   6.000% 07/01/2013                                            500         515
   6.000% 07/01/2014                                            500         512
State Development Agency
  Worcester Redevelopment,
   6.000% 06/01/2024                                          1,300       1,333
                                                                        -------
                                                                          2,360

REFUNDED/ESCROWED (d)- 17.1%
Boston: Series 1992-A,
   6.500% 07/01/2012(b)                                       4,340       4,697
St. Joseph Nursing Care Center, Inc.,
  Series 1990,
   10.000% 01/01/2020(e)                                        480         506
Holyoke,
  School Project Loan,
   7.650% 08/01/2009                                            500         543
Lynn,
   7.850% 01/15/2011                                          1,000       1,122
Mansfield,
   6.700% 01/15/2011                                          1,000       1,078
Massachusetts Bay Transportation
  Authority, Series D,
   5.750% 03/01/2013                                          2,000       2,145
Plymouth County, Plymouth County Correctional Facility,
  Series A,
   7.000% 04/01/2022                                          1,000       1,101
State Health & Educational Facilities Authority:
  Berklee College of Music, Series C,
   6.875% 10/01/2021                                          1,000       1,077
Charlton Memorial Hospital,
  Series B:
   7.250% 07/01/2007                                            500         538
   7.250% 07/01/2013                                            500         538
Cooley Dickinson Hospital,
  Series A,
   7.125% 11/15/2018                                          1,810       1,996
Corporation for Independent Living,
   8.100% 07/01/2018                                            285         328
Deaconess Hospital,
   7.200% 04/01/2022                                          2,500       2,674

Fairview Extended Care Service, Inc.,
  Series A,
   10.250% 01/01/2021                                        $  500     $   556
Lowell General Hospital,
  Series 1991-A,
   8.400% 06/01/2011                                            500         547
The Medical Center of Central Mass.,
  Series A,
   7.000% 07/01/2012                                          1,000       1,072
Winchester Hospital,
  Series C,
   7.550% 07/01/2011                                            500         541
Worcester Polytechnic Institute,
  Series E:
   6.625% 09/01/2017                                            500         543
   6.750% 09/01/2011                                            500         546
State Industrial Finance Agency:
  Emerson College, Series 1991-A,
   8.900% 01/01/2018                                            500         542
  Mary Ann Morse Nursing Home, Inc.,
  Series 1991-I,
   10.000% 01/01/2021                                           925       1,025
PR Commonwealth of Puerto Rico,
  Series 1994,
   6.500% 07/01/2023                                          5,000       5,555
Seacoast Nursing Home,
  Series 1991,
   9.625% 12/01/2021                                          1,285       1,425
State Industrial Finance Agency,
  Series 1990,
   9.000% 10/01/2020                                            470         505
State Turnpike Authority,
  Series 1993-A,
   5.000% 01/01/2020                                          5,000       4,838
State Water Pollution Abatement Trust,
  New Bedford Project, Series 1996-A,
   6.000% 02/01/2006                                            780         842
State Commonwealth GO,
  Series 1991-C,
   6.500% 08/01/2011                                            800         853
University of Massachusetts Building Authority,
  Series 1976-A,
   7.500% 05/01/2011                                             90         104
VI Virgin Islands Public Finance Authority,
         Series 1992-A,
           7.000% 10/01/2002                                    250         271
                                                                        -------
                                                                         38,108
                                                                        -------
--------------------------------------------------------------------------------
OTHER REVENUE - 1.2%
RECREATION - 0.4%
YMCA,
  Series 1998,
   5.450% 11/01/2028                                          1,000         935
                                                                        -------

INDUSTRIAL - 0.8%
State Industrial Finance Agency,
  House of Bianchi, Inc.,
   8.750% 06/01/2018                                          1,700       1,710
                                                                        -------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 3.3%
DISPOSAL - 2.0%
Boston Industrial Development Finance Authority,
  Jet-A-Way, Inc.,
   10.500% 01/01/2011                                           200         217

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO CONTINUED
--------------------------------------------------------------------------------
July 31, 1999(Unaudited)
(In thousands)


                                                             PAR          VALUE
--------------------------------------------------------------------------------
Massachusetts Environmental Services,
  Series 1994-A,
   8.750% 11/01/2021                                        $2,935       $ 2,348
State Industrial Finance Agency,
  Peabody Monofill Associates, Inc., Series 1995,
   9.000% 09/01/2005                                         1,705         1,848
                                                                         -------
                                                                           4,413
                                                                         -------
RESOURCE RECOVERY - 1.3%
IFA Ogden Haverhill Project
  Series 1998-B:
   5.500% 12/01/2019                                         1,000           944
   5.600% 12/01/2019                                         2,000         1,929
                                                                         -------
                                                                           2,873
                                                                         -------
--------------------------------------------------------------------------------
TAX-BACKED - 26.6%
LOCAL GENERAL OBLIGATIONS - 7.2%
Amherst-Pelham Regional School District,
  Series 1998,
   5.500% 05/15/2013                                         1,300         1,335
Frontier Regional School District,
  Series 1998,
   5.500% 06/15/2014                                         1,500         1,533
Holyoke,
  Series 1996-A,
   6.000% 06/15/2007                                         1,345         1,450
Lowell,
   8.400% 01/15/2009                                         1,000         1,081
Malden,
  Series 1998,
   4.500% 10/01/2018                                         5,410         4,745
Nantucket,
  Series 1991,
   6.800% 12/01/2011                                         2,675         2,885
Southern Berkshire Regional School District,
   7.000% 04/15/2011                                           500           546
Swansea,
  School Project Loan:
   6.800% 01/15/2009                                           250           270
   6.800% 01/15/2010                                           125           135
   6.800% 01/15/2011                                           210           227
Weymouth,
  Series 1992:
   6.700% 06/15/2009                                           200           215
   6.700% 06/15/2010                                           200           215
   6.700% 06/15/2011                                           155           166
   6.700% 06/15/2012                                           140           149
Worcester,
  Series C,
   5.750% 10/01/2013                                         1,000         1,041
                                                                         -------
                                                                          15,993
                                                                         -------

SPECIAL NON-PROPERTY TAX - 2.0%
Martha's Vineyard Land Bank,
  Series 1998,
   5.125% 05/01/2018                                         1,265         1,224
PR Commonwealth of Puerto Rico
  Highway & Transportation Authority:
  Series W,
   5.500% 07/01/2009                                           660           699
  Series 1996-Z,
   6.250% 07/01/2005                                         1,500         1,647

State,
Series A,
   5.500% 06/01/2013                                        $1,000       $ 1,039
                                                                         -------
                                                                           4,609
                                                                         -------

STATE APPROPRIATED - 2.0%
Massachusetts Bay Transportation Authority,
         Series 1988,
                  7.750% 01/15/2006                            250           281
PR Commonwealth of Puerto Rico
  Public Buildings Authority, Series 1993-M:
   5.600% 07/01/2008                                         1,500         1,602
   5.700% 07/01/2016                                         2,000         2,049
University of Massachusetts Building Authority,
  Series 1991-A,
   7.200% 05/01/2004                                           400           441
                                                                         -------
                                                                           4,373

STATE GENERAL OBLIGATIONS - 15.4%
Massachusetts Bay Transportation Authority:
  Series 1991-A,
   7.000% 03/01/2021                                         1,500         1,782
  Series 1992-B,
   6.200% 03/01/2016                                         3,700         4,073
  Series 1994-A:
   7.000% 03/01/2010                                         5,000         5,796
   7.000% 03/01/2011(b)                                      4,270         4,985
   7.000% 03/01/2014                                         1,250         1,484
PR Commonwealth of Puerto Rico,
   5.250% 07/01/2018                                         3,000         2,975
State College Building Authority,
  Series 1994-A,
   7.500% 05/01/2014                                         1,825         2,241
State:
  Series A,
   5.750% 08/01/2008                                         3,000         3,220
  Series B,
   7.000% 07/01/2009                                         4,385         5,054
  Series 1991-B,
   6.500% 08/01/2011                                           860           912
  Series 1991-C,
   6.500% 08/01/2011                                           450           477
  Series 1992-B,
   6.500% 08/01/2008                                         1,000         1,116
                                                                         -------
                                                                          34,115
                                                                         -------
--------------------------------------------------------------------------------
TRANSPORTATION - 3.5%
AIRPORT - 0.9%
State Port Authority,
  Series 1998-A,
   5.500% 07/01/2016                                         2,000         2,021
                                                                         -------

TOLL FACILITIES - 1.9%
State Turnpike Authority:
  Series C,
   (a) 01/01/2018                                            5,825         2,129
  Series 1999-A,
   5.125% 01/01/2011                                         2,000         2,004
                                                                         -------
                                                                           4,133
                                                                         -------

TRANSPORTATION - 0.7%
St. Grant Anticipatory Note,
   (a) 06/15/2012                                            3,145         1,608
                                                                         -------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO CONTINUED
--------------------------------------------------------------------------------
July 31, 1999(Unaudited)


MUNICIPAL BONDS (CONTINUED)                                   PAR        VALUE
--------------------------------------------------------------------------------
UTILITY - 16.0%
INVESTOR OWNED - 0.7%
State Industrial Finance Agency,
  Nantucket Electric Co., Series 1996-A,
   6.750% 07/01/2005(b)                                    $  1,400     $  1,544
                                                                        --------
JOINT POWER AUTHORITY - 0.8%
State Municipal Wholesale
  Electric Co., Series 1994-A, IFRN (variable rate),
   6.767% 07/01/2016                                          2,000        1,863
                                                                        --------
MUNICIPAL ELECTRIC - 0.8%
PR Commonwealth of Puerto Rico
  Electric Power Authority, Series 1995-Y,
   7.000% 07/01/2007                                          1,500        1,733
                                                                        --------
WATER & SEWER - 13.7%
Boston Water & Sewer Commission:
  Series 1992-A,
   5.750% 11/01/2013                                          1,000        1,051
  Series 1993-A,
   5.250% 11/01/2019                                          4,750        4,671
State Water Pollution Abatement Trust,
  New Bedford Loan Program, Series 1996-A,
   6.000% 02/01/2006                                            220          237
State Water Pollution Authority:
   4.750% 02/01/2021                                          1,500        1,338
   5.250% 02/01/2012                                          1,000        1,014
State Water Resources Authority:
  Series 1992-A:
   6.500% 07/15/2009                                          2,000        2,231
   6.500% 07/15/2019                                          5,000        5,630
  Series 1993-C:
   5.250% 12/01/2015                                          1,000        1,007
   5.250% 12/01/2015                                          2,750        2,744
   5.250% 12/01/2020                                          2,595        2,467
  Series 1995-B,
   6.250% 12/01/2013                                          5,000        5,585
  Series 1998-B,
   4.500% 08/01/2022                                          3,000        2,566
                                                                        --------
                                                                          30,541
                                                                        --------
TOTAL MUNICIPAL BONDS (cost of $211,321)(f)                              220,009
                                                                        --------


SHORT-TERM OBLIGATIONS - 0.5%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
CA Irvine Ranch Water District,
   3.300% 01/01/2021                                            200          200
MA State Health & Educational
  Facilities Authority, Series 1985-D,
   3.400% 01/01/2035                                            900          900
                                                                        --------

TOTAL SHORT-TERM OBLIGATIONS                                               1,100
                                                                        --------

OTHER ASSETS & LIABILITIES, NET - 0.8%                                     1,680
--------------------------------------------------------------------------------
NET ASSETS - 100%                                                       $222,789
                                                                        --------



NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

(a)  Zero coupon bond.
(b) These securities, or a portion thereof, with a total market value of $12,661, are being used to collateralize open futures contracts.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(e) This is a restricted security which was acquired on April 2, 1990 at a cost of $480. This security represents 0.2% of the Funds net assets as of July 31, 1999.
(f)  Cost for federal income tax purposes is $211,364.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1999.


Long futures contracts open at July 31, 1999:


                       Par value                Unrealized
                      covered by   Expiration  appreciation
Type                   contracts      Month     at 07/31/99
--------------------------------------------------------------------------------
Treasury Note          $10,200      September        7


   Acronym                          Name
   -------               --------------------------
    IFRN                 Inverse Floating Rate Note



8    See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $211,321)                $220,009
Short-term obligations                                 1,100
                                                    --------
                                                     221,109
Receivable for:
  Interest                             $2,796
  Investments sold                        827
  Fund shares sold                         98
  Expense reimbursement due from Advisor   28
Other                                       5          3,754
                                       ------       --------
  Total Assets                                       224,863

Liabilities
Due to custodian bank                     253
Payable for:
  Investments purchased                 1,025
  Fund shares repurchased                 335
  Distributions                           304
  Variation margin on futures              22
Accrued:
  Deferred Trustees fees                    6
Other                                     129
                                       ------
    Total Liabilities                                  2,074
                                                    --------
    Net Assets                                      $222,789
                                                    --------

CLASS A
Net asset value & redemption price
  per share ($163,650/21,512)                       $   7.61(a)
                                                    --------
Maximum offering price per share
  ($7.61/0.9525)                                    $   7.99(a)
                                                    --------
CLASS B
Net asset value & offering price per share
  ($58,035/7,628)                                   $   7.61(a)
                                                    --------
CLASS C
Net asset value & offering price per share
  ($1,104/145)                                      $   7.61(a)
                                                    --------
COMPOSITION OF NET ASSETS
Capital paid in                                     $215,250
Overdistributed net investment income                   (246)
Accumulated net realized loss                           (910)
Net unrealized appreciation on:
  Investments                                          8,688
  Open futures contracts                                   7
                                                    --------
                                                    $222,789
                                                    --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended July 31, 1999 (Unaudited)
(In thousands)



INVESTMENT INCOME
Interest                                                  $    6,446

EXPENSES
Management fee                             $    582
Service fee                                     201
Distribution fee-- Class B                      223
Distribution fee-- Class C                        3
Transfer agent fee                              181
Bookkeeping fee                                  46
Trustees fee                                      6
Custodian fee                                     1
Audit fee                                        11
Legal fee                                        24
Registration fee                                 16
Reports to shareholders                           4
Other                                            49
                                           --------
                                              1,347
Fees and expenses waived or borne
  by the Advisor                                (47)
Fees waived by the Distributor -- Class C        (1)         1,299
                                           --------       --------
  Net Investment Income                                      5,147
                                                          --------
Net Realized & Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain (loss) on:
  Investments                                   686
  Closed futures contracts                     (381)
                                           --------
    Net Realized Gain                                          305

Net change in unrealized appreciation/
depreciation during the period on:
  Investments                               (12,452)
  Open futures contracts                        (34)
                                           --------
  Net Change in Unrealized
    Appreciation/Depreciation                              (12,486)
                                                          --------
  Net Loss                                                 (12,181)
                                                          --------
DECREASE IN NET ASSETS FROM OPERATIONS                    $ (7,034)
                                                          --------


See notes to financial statements.                                            9

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                          (UNAUDITED)
                                                                        SIX MONTHS ENDED         YEAR
                                                                          ENDED JULY 31,       JANUARY 31,
INCREASE (DECREASE) IN NET ASSETS                                             1999               1999
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                      $   5,147         $  10,796
Net realized gain                                                                305             4,394
Net change in unrealized appreciation/depreciation                           (12,486)           (1,119)
                                                                           ---------         ---------
     Net Increase (Decrease) from Operations                                  (7,034)           14,071

DISTRIBUTIONS:
From net investment income -- Class A                                         (3,962)           (8,432)
In excess of net investment income -- Class A                                     --              (306)
From net realized gains -- Class A                                              (972)           (2,967)
In excess of net realized gains -- Class A                                        --               (64)
From net investment income -- Class B                                         (1,140)           (2,343)
In excess of net investment income -- Class B                                     --               (85)
From net realized gains -- Class B                                              (342)             (982)
In excess of net realized gains -- Class B                                        --               (21)
From net investment income -- Class C                                            (17)              (20)
In excess of net investment income -- Class C                                     --                (1)
From net realized gains -- Class C                                                (6)              (11)
In excess of net realized gains -- Class C                                        --                (a)
                                                                           ---------         ---------
                                                                             (13,473)           (1,161)
                                                                           ---------         ---------

FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                                            6,209            14,603
Value of distributions reinvested -- Class A                                   2,830             7,028
Cost of shares repurchased -- Class A                                        (16,046)          (22,846)
                                                                           ---------         ---------
                                                                              (7,007)           (1,215)
                                                                           ---------         ---------
Receipts for shares sold -- Class B                                            4,450             6,777
Value of distributions reinvested -- Class B                                     925             2,230
Cost of shares repurchased -- Class B                                         (3,679)           (8,094)
                                                                           ---------         ---------
                                                                               1,696               913
                                                                           ---------         ---------
Receipts for shares sold -- Class C                                              449               478
Value of distributions reinvested -- Class C                                      15                21
Cost of shares repurchased -- Class C                                             (6)               (8)
                                                                           ---------         ---------
                                                                                 458               491
                                                                           ---------         ---------
Net Increase (Decrease) from Fund Share Transactions                          (4,853)              189
                                                                           ---------         ---------
     Total Decrease                                                          (18,326)             (972)

NET ASSETS
Beginning of period                                                          241,115           242,087
                                                                           ---------         ---------
End of period (net of overdistributed net investment income of $246
         and $274, respectively)                                           $ 222,789         $ 241,115
             =====                                                         =========         =========

NUMBER OF FUND SHARES
Sold -- Class A                                                                  792             1,815
Issued for distributions reinvested -- Class A                                   364               875
Repurchased -- Class A                                                        (2,049)           (2,837)
                                                                           ---------         ---------
                                                                                (893)             (147)
                                                                           ---------         ---------
Sold-- Class B                                                                   565               840
Issued for distributions reinvested -- Class B                                   119               278
Repurchased-- Class B                                                           (472)           (1,004)
                                                                           ---------         ---------
                                                                                 212               114
                                                                           ---------         ---------
Sold -- Class C                                                                   57                59
Issued for distributions reinvested -- Class C                                     2                 3
Repurchased -- Class C                                                            (1)               (1)
                                                                           ---------         ---------
                                                                                  58                61
                                                                           ---------         ---------

(a) Rounds to less than one.



10   See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)


NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Massachusetts Tax-Exempt Fund (the
Fund), a series of Liberty Funds Trust V (formerly Colonial Trust V), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1999 and the results of its operations, the changes in its assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES ORGANIZATION:

The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and Massachusetts state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees. Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:


         AVERAGE NET ASSETS               ANNUAL FEE RATE
         ------------------               ---------------
          First $2 billion                     0.50%
           Over $2 billion                     0.45%

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended July 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $13,027 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $47,645 and $20 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive, until further notice, a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:


               VALUATION OF SHARES                     ANNUAL
           OUTSTANDING ON THE 20TH OF                    FEE
          EACH MONTH WHICH WERE ISSUED                  RATE
          ----------------------------                 ------
           Prior to November 30, 1994                   0.10%
          On or after December 1, 1994                  0.25%


The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,493 of custodian fees were reduced by balance credits applied during the six months ended July 31, 1999. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4. PORTFOLIO INFORMATION

Investment activity: During the six months ended July 31, 1999, purchases and sales of investments, other than short-term obligations were $15,760,451 and $18,048,482 respectively. Unrealized appreciation (depreciation) at July 31, 1999, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                  $12,087,520
   Gross unrealized depreciation                   (3,442,628)
                                                  -----------
   Net unrealized appreciation                    $ 8,644,892
                                                  ===========

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
July 31, 1999 (Unaudited)


the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 331/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1999.

-----------------------------------------------------
 Financial Highlights
-----------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                  (UNAUDITED)
                                                                        SIX MONTHS ENDED JULY 31, 1999
                                                                   ----------------------------------------
                                                                    CLASS A          CLASS B        CLASS C
------------------------------------------------------------------- --------         -------        -------

NET ASSET VALUE, BEGINNING OF PERIOD                                $  8.060         $ 8.060        $8.060
INCOME FROM INVESTMENT OPERATIONS:                                  --------         -------        ------

Net investment income (a)                                              0.181           0.152         0.164(b)
Net realized and unrealized loss                                      (0.406)         (0.406)       (0.406)
                                                                    --------         -------        ------
    Total from Investment Operations                                  (0.225)         (0.254)       (0.242)
                                                                    --------         -------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.180)         (0.151)       (0.163)
From net realized gains                                               (0.045)         (0.045)       (0.045)
                                                                    --------         -------        ------
    Total Distributions Declared to Shareholders                      (0.225)         (0.196)       (0.208)
                                                                    --------         -------        ------
NET ASSET VALUE, END OF PERIOD                                      $  7.610         $ 7.610        $7.610
                                                                    ========         =======        ======
Total return (c) (d) (e)                                               (2.81)%         (3.18)%       (3.03)%
                                                                    ========         =======        ======
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                                         0.92%           1.67%         1.37%(b)
Net investment income (f)(g)                                            4.62%           3.87%         4.17%(b)
Fees and expenses waived or borne by the Adviser (f)(g)                 0.04%           0.04%         0.04%
Portfolio turnover (e)                                                     7%              7%            7%
Net assets at end of period (000)                                    $163,650        $58,035        $1,104

(a) Net of fees and expenses waived or borne by the Advisor which
    amounted to:                                                     $  0.002        $ 0.002        $0.002
(b) Net of fees waived by the Distributor which amounted to $0.012 per share and
    0.30% annualized.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

-----------------------------------------------------
 Financial Highlights Continued
-----------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


                                                                          YEAR ENDED JANUARY 31, 1999
                                                                     --------------------------------------
                                                                     CLASS A         CLASS B        CLASS C
-------------------------------------------------------------------- --------        -------        -------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $  8.100        $ 8.100        $8.100
INCOME FROM INVESTMENT OPERATIONS:                                   --------        -------        ------
Net investment income                                                   0.384          0.322         0.347(a)
Net realized and unrealized gain                                        0.104          0.104         0.104
                                                                     --------        -------        ------
    Total from Investment Operations                                    0.488          0.426         0.451
                                                                     --------        -------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                             (0.378)        (0.318)       (0.343)
In excess of net investment income                                     (0.014)        (0.012)       (0.012)
From net realized gains                                                (0.133)        (0.103)       (0.133)
In excess of net realized gains                                        (0.003)        (0.033)       (0.003)
                                                                     --------        -------        ------
    Total Distributions Declared to Shareholders                       (0.528)        (0.466)       (0.491)
                                                                     --------        -------        ------
NET ASSET VALUE END OF PERIOD                                        $  8.060        $ 8.060        $8.060
                                                                     ========        =======        ======
Total return (b)                                                         6.25%          5.44%         5.76%(c)
                                                                     ========        =======        ======
RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                             0.91%          1.66%         1.36%(a)
Net investment income (d)                                                4.69%          3.94%         4.24%(a)
Portfolio turnover                                                         21%            21%           21%
Net assets at end of period (000)                                    $180,628        $59,789        $  698

(a) Net of fees waived by the Distributor which amounted to $0.024 per share and 0.30% annualized.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
------------------------------------
Selected data for a share of each class
outstanding throughout each period are
as follows:

                                                                           YEAR ENDED JANUARY 31,
                                              --------------------------------------------------------------------------------------
                                                             1998                              1997                    1996
                                              ------------------------------------     --------------------    ---------------------
                                                CLASS A     CLASS B     CLASS C(b)     CLASS A      CLASS B    CLASS A      CLASS B
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   7.810   $  7.810     $8.070        $  8.040     $ 8.040    $  7.390     $ 7.390
                                                ---------   --------     ------        --------     -------    --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                           0.403      0.344      0.180(c)        0.415       0.357       0.424       0.367
Net realized and unrealized gain (loss)             0.352      0.352      0.090          (0.234)     (0.234)      0.650       0.650
                                                ---------   --------     ------        --------     -------    --------     -------
    Total from Investment Operations                0.755      0.696      0.270           0.181       0.123       1.074       1.017
                                                ---------   --------     ------        --------     -------    --------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.406)    (0.347)    (0.180)         (0.411)     (0.353)     (0.424)     (0.367)
In excess of net investment income                 (0.003)    (0.003)    (0.004)             --          --          --          --
From net realized gains                            (0.056)    (0.056)    (0.056)             --          --          --          --
                                                ---------   --------     ------        --------     -------    --------     -------
Total Distributions
Declared to Shareholders                           (0.465)    (0.406)    (0.240)         (0.411)     (0.353)     (0.424)     (0.367)
                                                ---------   --------     ------        --------     -------    --------     -------
NET ASSET VALUE, END OF PERIOD                  $   8.100   $  8.100     $8.100        $  7.810     $ 7.810    $  8.040     $ 8.040
                                                ---------   --------     ------        --------     -------    --------     -------
Total return (d)(e)                                  9.94%      9.13%      3.40%(f)        2.43%       1.66%      14.90%      14.05%
                                                ---------   --------     ------        --------     -------    --------     -------
RATIOS TO AVERAGE NET ASSETS:

Expenses (g)                                        0.90%      1.65%       1.37%(c)(h)     0.90%       1.65%       0.85%       1.60%
Net investment income (g)                           5.05%      4.30%       4.47%(c)(h)     5.32%       4.57%       5.49%       4.74%
Fees and expenses waived
or borne by the Advisor (g)                           --         --         --             0.00%       0.00%       0.06%       0.06%
Portfolio turnover                                    14%        14%        14%              29%         29%         21%         21%
Net assets at end of period (000)               $182,721    $59,160       $206         $184,221     $59,143    $207,759     $60,651

(a)  Net of fees and expenses waived or
     borne by the Advisor which amounted to:    $     --    $    --       $ --         $  0.000     $ 0.000    $  0.005     $ 0.005

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30%.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Not annualized. Had the Distributor not waived a portion of the distribution fee, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)  Annualized.

------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
------------------------------------
Selected data for a share of each class
outstanding throughout each period are
as follows:

                                                                                                       YEAR ENDED JANUARY 31, 1995
                                                                                                       -----------------------------
                                                                                                        CLASS A         CLASS B
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                   $  8.130         $ 8.130
                                                                                                       --------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                                                 0.444           0.388
Net realized and unrealized loss                                                                         (0.738)         (0.738)
                                                                                                       --------         -------
    Total from Investment Operations                                                                     (0.294)         (0.350)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                               (0.446)         (0.390)
                                                                                                       --------         -------
NET ASSET VALUE, END OF PERIOD                                                                         $  7.390         $ 7.390
                                                                                                       --------         -------
Total return (b)(c)                                                                                       (3.49)%         (4.21)%
                                                                                                       --------         -------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                                                                   0.72%           1.47%

Net investment income                                                                                      5.93%           5.18%
Fees and expenses waived or borne by the Advisor                                                           0.12%           0.12%
Portfolio turnover                                                                                           58%             58%
Net assets at end of period (000)                                                                      $193,303         $53,973
(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:                        $  0.009         $ 0.009

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

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


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


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


TRUSTEES & TRANSFER AGENT


--------------------------------------------------------------------------------
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Massachusetts Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

--------------------------------------------------------------------------------
                                    LIBERTY
--------------------------------------------------------------------------------

[COLONIAL MANAGEMENT ASSOCIATES, INC. LOGO]
Colonial has long been a recognized leader in fixed-income investing. In addition, Colonial has distinguished itself with both a traditional value and a more contemporary approach to equity investing.

--------------------------------------------------------------------------------

[CRABBE HUSON LOGO]
Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality, out-of-favor companies. This risk-averse strategy capitalizes on the potential of these companies to regain market popularity.

--------------------------------------------------------------------------------

[LIBERTY ASSET MANAGEMENT COMPANY LOGO]
LAMCO brings institutional money management to individual investors through a disciplined multi-manager investment process that seeks to deliver consistent long-term returns.
--------------------------------------------------------------------------------

NEWPORT FUND MANAGEMENT
A leader in Asian investing(TM), Newport has an unparalleled knowledge of Asian economies, business and culture.

--------------------------------------------------------------------------------
[STEIN ROE & FARNHAM INVESTMENT MANAGEMENT LOGO]
Stein Roe's growth management style emphasizes companies with the ability to create, maintain and grow earnings in different market environments.

--------------------------------------------------------------------------------
             BOSTON - CHICAGO - NEW YORK - PORTLAND - SAN FRANCISCO
--------------------------------------------------------------------------------

That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with over $62.7 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

--------------------------------------------------------------------------------
COLONIAL MASSACHUSETTS TAX-EXEMPT FUND      SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[LIBERTY FUNDS LOGO]
ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

                                                                   -------------
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                                                                    U.S. POSTAGE
                                                                       PAID
                                                                   Holliston, MA
                                                                   PERMIT NO. 20
                                                                   -------------